Private Placement	6 Months Ended
	Jul. 31, 2025	Jan. 31, 2025
Private Placement
Private Placement

Note 4 — Private Placement

Simultaneously with the closing of the IPO and the over-allotment option, the Sponsor and EBC purchased an aggregate of 212,500 Private Placement Units and 86,250 Private Placement Units, respectively, at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $2,987,500.

Each Private Placement Unit consists of one ordinary share (“Private Share”) and one right (“Private Right”). Each Private Right will convert into one-tenth (1/10) of one ordinary share upon the consummation of a Business Combination. The proceeds from the Private Units were added to the proceeds from the IPO which were deposited in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Units and all underlying securities will expire worthless. Private Placement Units and all underlying securities will not be transferable, assignable, or salable until the completion of a Business Combination, subject to certain exceptions.

Note 4 — Private Placements

The Sponsor and EBC or its designees have committed to purchase 201,250 Private Placement Units and 75,000 Private Placement Units, respectively, for an aggregate of 276,250 Private Placement Units at a price of $10.00 per Private Placement Unit for an aggregate purchase price of $2,762,500, in a private placement that will occur simultaneously with the closing of the Proposed Public Offering.

The Sponsor and EBC or its designees have also agreed that if the over-allotment option is exercised by the underwriters in full or in part, they and/or their designees will purchase up to an additional 22,500 Private Placement Units on a pro rata basis (up to 11,250 Private Placement Units to be purchased by the Sponsor and up to 11,250 Private Placement Units to be purchased by EBC or its designees) at a price of $10.00 per unit in an amount that is necessary to maintain in the Trust Account $10.00 per unit sold to the public in the Proposed Public Offering. This or these purchases will occur by way of one or more private placements, initially with the commencement of the Proposed Public Offering. and then at any time for that forty-five-day period in which the underwriters may exercise the over-allotment option in part or in full.

Each Private Placement Unit will consist of one ordinary share (“Private Share”) and one right (“Private Right”). Each Private Right will convert into one-tenth (1/10) of one ordinary share upon the consummation of a Business Combination. The proceeds from the Private Placement Units will be added to the proceeds from the Proposed Public Offering to be held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Units and all underlying securities will be worthless. Private Placement Units and all underlying securities will not be transferable, assignable, or salable until the completion of a Business Combination, subject to certain exceptions.